PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
PREPAID LAND LEASES
Prepaid land leases	$ 16,146	$ 20,200
Less: Accumulated amortization	(3,699)	(3,632)
Deferred Costs, Leasing, Net	$ 12,447	$ 16,568